LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended									2 Months Ended	12 Months Ended
	Oct. 17, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥) installment shares	May 31, 2024 USD ($) installment shares	Feb. 28, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LONG TERM INVESTMENT, NET
Equity investments without readily determinable fair values												¥ 30,821		¥ 19,821
Impairment of equity method investments																¥ 3,495
Equity method investment												718,094		738,128
Equity method investment loss												7,967	$ 1,091	3,279	¥ 1,925
Number of shares acquired in Matrix | shares			988,116	988,116
Equity interest of Matrix			4.76%	4.76%
Cash consideration to Matrix			¥ 42,661	$ 6,000
Unrealized gain on available-for-sale debt securities												3,084	$ 423
Amount of tax												0
Equity Investments Without Readily Determinable Fair Value
LONG TERM INVESTMENT, NET
Dividend income of non-marketable investments												691		3,270	391
Impairment of equity investments without readily determinable fair values												0		¥ 9,327	¥ 0
Hebei Yiyun
LONG TERM INVESTMENT, NET
Impairment of equity investments without readily determinable fair values												0
Equity interest			10.00%	10.00%
Cash consideration			¥ 49,500
Number of installments to acquire equity | installment			2	2
Payments to acquire equity securities			¥ 10,000
Equity investments without readily determinable fair values												¥ 10,000
Zhuhai VNET Private Equity Fund Management Co., Ltd
LONG TERM INVESTMENT, NET
Returned capital		¥ 20,075
Disposal gain	¥ 1,842
Beijing Xingshulian Technology Development Co., Ltd. [Member]
LONG TERM INVESTMENT, NET
Capital injected		¥ 3
Equity interest, percentage		40.00%
Jingliang Inter Cloud
LONG TERM INVESTMENT, NET
Capital injected										¥ 6,000
Equity interest, percentage										60.00%
Jingliang Century Cloud
LONG TERM INVESTMENT, NET
Capital injected										¥ 4,000
Equity interest, percentage										40.00%
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG TERM INVESTMENT, NET
Capital injected									¥ 3,930
Equity interest, percentage									59.00%
Beijing Super Internet Technology Research Institute Co., Ltd. ("BJ Chaohulian")
LONG TERM INVESTMENT, NET
Capital injected								¥ 5,000
Equity interest, percentage								30.00%
Equity method investment																0
Equity method investment loss																¥ 1,505
Dexin Tonglian (Beijing) Culture Technology Co., Ltd
LONG TERM INVESTMENT, NET
Capital injected							¥ 3,000
Equity interest, percentage							30.00%
Changzhou Gaoxin Internet Co., Ltd
LONG TERM INVESTMENT, NET
Capital injected						¥ 210,000					¥ 488,392
Equity interest, percentage						35.00%					35.00%
Zhuhai Private
LONG TERM INVESTMENT, NET
Capital injected					¥ 23,000
Equity interest, percentage					40.00%